REPORTABLE SEGMENTS - Narrative (Details)	9 Months Ended
Sep. 30, 2025 segment
Segment Reporting Information [Line Items]
Number of operating segments	2
Galaxy Digital Holdings, LP
Segment Reporting Information [Line Items]
Number of operating segments	2